LONG-TERM LOANS (Schedule of Future Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
LONG-TERM LOANS [Abstract]
2015		$ 149
2016	$ 149	149
2017	149	149
2018 and thereafter	75	37
Total long-term debt	$ 373	$ 484